Operating Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating Segments
Operating Segments

Note 11. Operating Segments

The Company maintains two active operating segments: Specialized BioTherapeutics and Public Health Solutions. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	Three Months Ended
	September 30,
	2023	2022
Revenues
Specialized BioTherapeutics	$—	$—
Public Health Solutions	130,440	166,140
Total	$130,440	$166,140

Income (loss) from Operations
Specialized BioTherapeutics	$(705,753)	$(1,856,553)
Public Health Solutions	(24,819)	(9,578)
Corporate	(1,048,484)	(1,215,113)
Total	$(1,779,056)	$(3,081,244)

Amortization and Depreciation Expense
Specialized BioTherapeutics	$954	$2,876
Public Health Solutions	159	479
Corporate	476	1,438
Total	$1,589	$4,793

Other (Expense) Income, Net
Specialized BioTherapeutics	$1,683	$(12,613)
Corporate	114,671	(215,146)
Total	$116,354	$(227,759)

Share-Based Compensation
Specialized BioTherapeutics	$27,427	$28,343
Public Health Solutions	994	1,054
Corporate	36,979	41,318
Total	$65,400	$70,715

	Nine Months Ended
	September 30,
	2023	2022
Revenues
Specialized BioTherapeutics	$223,870	$—
Public Health Solutions	370,677	582,843
Total	$594,547	$582,843

Income (loss) from Operations
Specialized BioTherapeutics	$(2,227,430)	$(5,396,630)
Public Health Solutions	(26,639)	(131,201)
Corporate	(3,306,000)	(5,141,095)
Total	$(5,560,069)	$(10,668,926)

Amortization and Depreciation Expense
Specialized BioTherapeutics	$2,979	$8,273
Public Health Solutions	496	1,379
Corporate	1,489	11,886
Total	$4,964	$21,538

Other (Expense) Income, Net
Specialized BioTherapeutics	$17,696	$110,975
Corporate	60,341	(641,768)
Total	$78,037	$(530,793)

Share-Based Compensation
Specialized BioTherapeutics	$82,281	$85,190
Public Health Solutions	2,982	3,162
Corporate	143,813	132,304
Total	$229,076	$220,656

	As of	As of
	September 30,	December 31,
	2023	2022
Identifiable Assets
Specialized BioTherapeutics	$58,704	$103,742
Public Health Solutions	70,557	121,290
Corporate	11,173,568	14,054,685
Total	$11,302,829	$14,279,717

Note 11. Operating Segments

The Company maintains two active operating segments: Specialized BioTherapeutics and Public Health Solutions. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	For the Years Ended
	December 31,
	2022	2021
Revenues
Specialized BioTherapeutics	$31,929	$—
Public Health Solutions	916,982	824,268
Total	$948,911	$824,268

(Loss) Income from Operations
Specialized BioTherapeutics	$(7,614,988)	$(7,216,450)
Public Health Solutions	26,612	(542,270)
Corporate	(6,650,528)	(5,340,240)
Total	$(14,238,904)	$(13,098,960)

Amortization and Depreciation Expense
Specialized BioTherapeutics	$10,087	$7,804
Public Health Solutions	1,681	1,301
Corporate	12,794	25,056
Total	$24,562	$34,161

Other (Expense) Income, Net
Specialized BioTherapeutics	$102,320	$135,409
Corporate	(816,690)	(452,164)
Total	$(714,370)	$(316,755)

Share-Based Compensation
Specialized BioTherapeutics	$138,075	$136,594
Public Health Solutions	4,804	21,884
Corporate	190,510	203,081
Total	$333,389	$361,559

	As of December 31,

	2022	2021
Identifiable Assets
Specialized BioTherapeutics	$103,742	$128,645
Public Health Solutions	121,290	146,296
Corporate	14,054,685	26,594,986
Total	$14,279,717	$26,869,927